Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases in its Consolidated Balance Sheet

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2024, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	December 31,	December 31,
	2024	2024
	RMB	US$
ASSETS
Operating lease right-of-use assets	7,204	987
Less: impairment	(7,204)	(987)
Operating lease right-of-use assets, net	—	—
LIABILITIES
Short-term operating lease liabilities	(3,378)	(463)
Long-term operating lease liabilities	(3,362)	(461)

Schedule of Maturity of Operating Lease Liabilities

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2024 is as follows:

	December 31,	December 31,
	2024	2024
	RMB	US$
2025	3,649	500
2026	3,427	469
2027	—	—
2028	—	—
2029	—	—
Total lease payments	7,076	969
Less: imputed interest	(336)	(45)
Total	6,740	924
Current portion	(3,378)	(463)
Non-current portion	(3,362)	(461)